LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 4) $ in Millions	Dec. 31, 2017 CLP ($)
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	$ 427,890
Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	427,890
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total
Non-performing Loans (collectively evaluated) [Member]
Disclosure of financial assets [line items]
Total	633,461	[1]
Non-performing Loans (collectively evaluated) [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	368,522	[1]
Non-performing Loans (collectively evaluated) [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	161,768	[1]
Non-performing Loans (collectively evaluated) [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	[1]
Other Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	741,822
Other Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	217,091
Other Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	300,776
Other Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	223,955
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	1,803,173
Total Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	1,013,503
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	462,544
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	$ 327,126

[1]	Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.